Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2020
Finance income (expense)
Schedule of finance income (expense)

(€ million)	2020	2019	2018
Finance income (expense)
Finance income	3,531	3,087	3,967
Finance expense	(4,958)	(4,079)	(4,663)
Net finance income (expense) from financial assets held for trading	31	127	32
Income (expense) from derivative financial instruments	351	(14)	(307)
	(1,045)	(879)	(971)

Schedule of analysis of finance income (expense)

The analysis of finance income (expense) was as follows:

(€ million)	2020	2019	2018
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(517)	(618)	(565)
Net finance income (expense) on financial assets held for trading	31	127	32
Interest and other expense due to banks and other financial institutions	(102)	(122)	(120)
Interest on lease liabilities	(347)	(378)
Interest from banks	10	21	18
Interest and other income on financial receivables and securities held for non-operating purposes	12	8	8
	(913)	(962)	(627)
Exchange differences	(460)	250	341
Income (expense) from derivative financial instruments	351	(14)	(307)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	97	112	132
Capitalized finance expense	73	93	52
Finance expense due to the passage of time (accretion discount)(a)	(190)	(255)	(249)
Other finance income (expense)	(3)	(103)	(313)
	(23)	(153)	(378)
	(1,045)	(879)	(971)

(a)   The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.